TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 36,200	SFr 27,700
Securities lending transactions	15,700	17,100
Obligation to return securities received as collateral, at fair value	15,017	50,773
Total	66,900	95,600
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,600	7,700
Securities lending transactions	300	100
Obligation to return securities received as collateral, at fair value	600	5,600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,600	6,000
Securities lending transactions	300	1,000
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	500	0
Securities lending transactions	1,000	3,500
Obligation to return securities received as collateral, at fair value	10,800	39,300
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,600	1,900
Securities lending transactions	200	100
Obligation to return securities received as collateral, at fair value	0	100
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,900	12,100
Securities lending transactions	13,900	12,400
Obligation to return securities received as collateral, at fair value	3,600	5,800
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200	5,800
Securities lending transactions	2,300	4,200
Obligation to return securities received as collateral, at fair value	15,000	50,200
Total	22,500	60,200
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,700	11,800
Securities lending transactions	1,700	3,400
Obligation to return securities received as collateral, at fair value	0	300
Total	17,400	15,500
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000	5,900
Securities lending transactions	1,600	9,500
Obligation to return securities received as collateral, at fair value	0	300
Total	7,600	15,700
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,300	4,200
Securities lending transactions	10,100	0
Obligation to return securities received as collateral, at fair value	0	0
Total	19,400	4,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	36,300	27,700
Securities lending transactions	15,700	17,200
Obligation to return securities received as collateral, at fair value	15,017	50,773
Total	67,000	95,700
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,600	7,700
Securities lending transactions	300	100
Obligation to return securities received as collateral, at fair value	600	5,600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,600	6,000
Securities lending transactions	300	1,000
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	500	0
Securities lending transactions	1,000	3,500
Obligation to return securities received as collateral, at fair value	10,800	39,300
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,600	1,800
Securities lending transactions	200	100
Obligation to return securities received as collateral, at fair value	0	100
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	16,000	12,200
Securities lending transactions	13,900	12,500
Obligation to return securities received as collateral, at fair value	3,600	5,800
Bank | No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,300	5,800
Securities lending transactions	2,300	4,200
Obligation to return securities received as collateral, at fair value	15,000	50,200
Total	22,600	60,200
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,800	11,800
Securities lending transactions	1,700	3,400
Obligation to return securities received as collateral, at fair value	0	300
Total	17,500	15,500
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,000	5,900
Securities lending transactions	1,600	9,600
Obligation to return securities received as collateral, at fair value	0	300
Total	7,600	15,800
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,200	4,200
Securities lending transactions	10,100	0
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 19,300	SFr 4,200